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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                  Annuities Service Center: 601 Congress Street
                              Boston, MA 02210-2805

November 20, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4
     File No. 333-61283

Dear Sirs:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A, a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR the Post-Effective Amendment.

     The purpose of this filing is to register a new class of shares under a new version of the prospectus,("Vision Version A.") We have marked this Post-Effective Amendment against the most recently filed Post-Effective Amendment to show the changes in the new class of shares. These changes include, inter alia, certain language that we have incorporated and modified from "template" language previously reviewed by the Securities and Exchange Commission in our Post Effective Amendment to registration 333-70728 on Form N-4 dated September 19, 2006 pursuant to Rule 485(b)(1)(vii), (Accession Number:
0000950135-06-005792). Accordingly, we request selective review for all marked changes pursuant to Securities Act Release No. 6510 (February 15, 1984).

     An additional post-effective amendment will be filed on or before February 12, 2007 to include financial statements for the separate account and the issuer, to file required consents and exhibits, and to make certain other changes as permitted by Rule 485(b).

     Please direct any comments and questions regarding the registration statement to me at (617) 663-2184, or in my absence, to Thomas Loftus at (617) 663-3192.

Very truly yours,


/s/ Arnold R. Bergman
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Arnold R. Bergman
Chief Counsel Annuities